DESCRIPTION OF BUSINESS - Capital Requirements and Restructuring (Details) $ / shares in Units, $ in Thousands, lb in Millions			1 Months Ended	12 Months Ended
	Nov. 02, 2015 USD ($) $ / shares director $ / lb shares	Apr. 17, 2015 USD ($) lb $ / shares shares	Mar. 31, 2010 USD ($) shares	Dec. 31, 2015 USD ($) $ / shares $ / lb shares	Dec. 31, 2013 USD ($) $ / shares	Oct. 29, 2015 $ / shares	Dec. 31, 2014 USD ($) $ / shares shares	Sep. 30, 2014	Dec. 31, 2012 $ / shares	Feb. 01, 2008
CAPITAL REQUIREMENTS AND RESTRUCTURING
Value of common stock issued to acquire mineral rights				$ 109			$ 92
Ownership interest (as a percent)				20.00%
Write off of Warrant Issuance Fees					$ 11,472
Gains (Losses) on Extinguishment of Debt, before Write off of Deferred Debt Issuance Cost					804
Write off of Deferred Debt Issuance Cost					$ 6,420
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 0.60	$ 5.00
Private Placement				$ 4,000
Common Stock, Shares, Issued | shares				109,298,393			92,200,657
Closing stock price (in dollars per share) | $ / shares				$ 0.20		$ 0.29	$ 0.64
Total number of individuals on the Board of Directors | director	7
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners				20.00%
Face amount							$ 8,500
AMER International Group
CAPITAL REQUIREMENTS AND RESTRUCTURING
Number of Board of Directors upon closing of the equity investment | director	8
Private Placement | AMER International Group
CAPITAL REQUIREMENTS AND RESTRUCTURING
Shares agreed to purchase as per agreement | shares		40,000,000
Warrants to purchase common shares | shares		80,000,000
Number of days considered for VWAP		90 days
Volume weighted average price per share | $ / shares		$ 0.50
Shares Issued, Price Per Share | $ / shares		$ 0.50
First Tranche | AMER International Group
CAPITAL REQUIREMENTS AND RESTRUCTURING
Private Placement	$ 4,000
Common Stock, Shares, Issued | shares	13,300,000
Shares Issued, Price Per Share | $ / shares	$ 0.30
Second Tranche | AMER International Group
CAPITAL REQUIREMENTS AND RESTRUCTURING
Private Placement	$ 6,000
Common Stock, Shares, Issued | shares	12,000,000
Shares Issued, Price Per Share | $ / shares	$ 0.50
Funds allocated from Private Placement for general corporate purposes	$ 5,000
Funds allocated from Private Placement for expense reimbursement	1,000
Third Tranche | AMER International Group
CAPITAL REQUIREMENTS AND RESTRUCTURING
Private Placement	$ 10,000
Common Stock, Shares, Issued | shares	14,700,000
Shares Issued, Price Per Share | $ / shares	$ 0.68
Molybdenum Price | $ / lb	12
Consecutive calendar day period	30 days
Warrants. | AMER International Group
CAPITAL REQUIREMENTS AND RESTRUCTURING
Warrants to purchase common shares | shares	80,000,000
Share price upon exercise of warrants | $ / shares	0.50
Maximum
CAPITAL REQUIREMENTS AND RESTRUCTURING
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares							$ 5.00		$ 5.00
Minimum
CAPITAL REQUIREMENTS AND RESTRUCTURING
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares							$ 1.00		$ 4.23
Minimum | Second Tranche | AMER International Group
CAPITAL REQUIREMENTS AND RESTRUCTURING
Molybdenum Price | $ / lb	8
Consecutive calendar day period	30 days
Bridge Loan | Hanlong Sub Debt Facility Warrant
CAPITAL REQUIREMENTS AND RESTRUCTURING
Bridge loan amount			$ 10,000
Hanlong Mining Investment Inc
CAPITAL REQUIREMENTS AND RESTRUCTURING
Aggregate funding expected to be provided by a series of agreements together called the "Hanalong Transaction"			745,000
Hanlong Mining Investment Inc | Securities Purchase Agreement
CAPITAL REQUIREMENTS AND RESTRUCTURING
Value of common stock issued to acquire mineral rights			$ 40,000
Common Stock, Shares, Issued | shares			11,800,000
Mt. Hope Project
CAPITAL REQUIREMENTS AND RESTRUCTURING
Percentage share of development costs to be paid (as a percent)			80.00%
Mt. Hope Project | AMER International Group
CAPITAL REQUIREMENTS AND RESTRUCTURING
Annual, estimated balance molybdenum production | lb		16.5
Period of time there is an obligation to purchase product		5 years
Percentage of product obligated to purchase after five years		70.00%
Mt. Hope Project | Senior secured term loan | AMER International Group
CAPITAL REQUIREMENTS AND RESTRUCTURING
Face amount		$ 700,000
Eureka Moly LLC
CAPITAL REQUIREMENTS AND RESTRUCTURING
Ownership interest (as a percent)										20.00%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners										20.00%
Eureka Moly LLC | Hanlong Mining Investment Inc
CAPITAL REQUIREMENTS AND RESTRUCTURING
Ownership interest (as a percent)								11.00%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners								11.00%
Eureka Moly LLC | Mt. Hope Project
CAPITAL REQUIREMENTS AND RESTRUCTURING
Molybdenum Price | $ / lb				12